Debt	6 Months Ended
Jun. 30, 2026
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2026, published in the Official Gazette of the Federation on November 7, 2025, authorized Petróleos Mexicanos to incur an internal net debt up to Ps. 160,619,600 and an external net debt up to U.S.$5,342,100. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law. Following the dissolution, this authorization is exercised solely by Petróleos Mexicanos as successor (see Note 1).
During the period from January 1 to June 30, 2026, PEMEX participated in the following outstanding financing activities:
•On February 13, 2026, Petróleos Mexicanos completed an issuance of local debt for a total amount of Ps.31,500,000, in three tranches: (1) Ps.9,005,367 at a floating interest rate to TIIE plus 180 basis points, maturing in April 2031; (2) Ps.16,998,940 at a fixed rate of 10.8%, maturing in August 2034; and (3) Ps.5,495,693 at a fixed rate of 5.84%, maturing in August 2036.
•On March 4, 2026, Petróleos Mexicanos entered into a Ps. 19,000,000 in credit facility bearing interest at a floating rate linked to 28-day TIIE, plus a margin of 215 basis points, maturing in September 2029.
As of June 30, 2026, PEMEX had U.S.$4,150,000 and Ps.19,000,000 in credit lines in order to provide liquidity of which U.S.$3,350,000 and Ps.19,000,000 were available.

As of December 31, 2025, the outstanding amount under PMI Trading's revolving credit line was U.S.$206,314. From January 1 to June 30, 2026, PMI Trading obtained U.S.$400 million from its revolving credit line and repaid U.S.$400 million. As of June 30, 2026, the outstanding amount under this revolving credit line was U.S.$206,314.

The following table presents the roll-forward of total debt of PEMEX for each of the six-month periods ended June 30, 2026 and 2025, which includes short and long-term debt:

	June 30,
	2026		2025
Changes in total debt:
At the beginning of the year	Ps.	1,531,298,090	Ps.	1,978,772,255
Loans obtained - financing institutions	337,891,816		482,723,731
Debt payments	(480,609,388)		(494,440,865)
Accrued interest (1)(2)	69,248,435		81,295,785
Interest (paid)	(67,326,919)		(80,348,383)
Foreign exchange	(37,342,585)		(101,650,766)
At the end of the period	Ps.	1,353,159,449	Ps.	1,866,351,757

(1)During the six-month period ended June 30, 2026, includes Ps. 733,065 of premiums and awards amortizations; Ps. (43,000) of fees and expenses related to the issuance of debt and amortized cost of Ps. (117,178).
(2)During the six-month period ended June 30, 2025, includes Ps. 637,892 of premiums and awards amortizations; Ps. (539,553) of fees and expenses related to the issuance of debt and amortized cost of Ps. 346,657.

As of June 30, 2026 and 2025, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	June 30,
	2026	2025
U.S. dollar	17.4700	18.8928
Japanese yen	0.10801	0.1310
Pounds sterling	23.0691	25.9927
Euro	19.8983	22.1518
Swiss francs	21.5759	23.6426
UDI	8.815225	8.500847